UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200

Schwab Investments – Schwab Global Real Estate
Fund
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Investments – Schwab Global Real Estate Fund

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: August 31, 2024

Item 1: Report(s) to Shareholders.

Semiannual Report |
August 31, 2024
Schwab Global Real Estate Fund
Ticker Symbol: SWASX

This
semiannual shareholder report
contains important information about the fund for the period of March 1, 2024, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Global Real Estate Fund	$39	0.72%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Global Real Estate Fund (05/31/2007) 2	12.40%	14.41%	0.79%	3.44%
MSCI ACWI Index (Net) 3,4	10.55%	23.44%	12.14%	8.78%
FTSE EPRA Nareit Global Index (Net) 3	12.83%	16.17%	0.58%	2.72%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Small-company stocks may be subject to greater volatility than many other asset classes.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
The fund is subject to risks associated with the direct ownership of real estate securities, and an investment in the fund will be closely linked to the performance of the real estate markets.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns may have been lower.

Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the FTSE EPRA Nareit Global Index (Net) to the MSCI ACWI Index (Net). The
MSCI ACWI Index (Net) provides a broad measure of market performance. The FTSE EPRA Nareit Global Index (Net) is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Schwab Global Real Estate Fund | Semiannual Report
1
REG125420-00  00303696

Statistics

Net Assets (thousands)	$313,638
Number of Holdings	101
Portfolio Turnover Rate (not annualized)	41%
Weighted Average Market Cap (millions)	$23,594
Price/Earnings Ratio (P/E)	21.5
Price/Book Ratio ( P/B)	1.5
Industry Weightings % of Investments

Top Holdings % of Net Assets
1

Country Weightings % of Investments

Portfolio holdings may have changed since the report date.
The Sector/Industry
classifications
in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
This list is not a recommendation of any security by the investment adviser.
2
Schwab Global Real Estate Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Global Real Estate Fund | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | August 31, 2024
Schwab Global Real Estate Fund

In This Report

Financial Statements and Portfolio Holdings	2
Financial Notes	9
Investment Advisory Agreement Approval	18
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab.

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 8/31/24*	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20
Per-Share Data
Net asset value at beginning of period	$6.12	$6.36	$7.66	$7.13	$7.53	$7.70
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.20	0.19	0.16	0.15	0.19
Net realized and unrealized gains (losses)	0.64	(0.23)	(1.31)	0.68	(0.34)	0.24
Total from investment operations	0.75	(0.03)	(1.12)	0.84	(0.19)	0.43
Less distributions:
Distributions from net investment income	(0.13)	(0.21)	(0.18)	(0.31)	(0.08)	(0.55)
Distributions from net realized gains	—	—	—	—	(0.13)	(0.05)
Total distributions	(0.13)	(0.21)	(0.18)	(0.31)	(0.21)	(0.60)
Net asset value at end of period	$6.74	$6.12	$6.36	$7.66	$7.13	$7.53
Total return	12.40%[2]	(0.38%)	(14.66%)	11.82%	(2.41%)	5.34%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.72%[3]	0.71%	0.85%[4,5]	1.05%	1.05%	1.05%
Gross operating expenses	0.72%[3]	0.71%	0.88%[5]	1.10%	1.11%	1.12%
Net investment income (loss)	3.50%[3]	3.29%	2.91%	2.01%	2.24%	2.36%
Portfolio turnover rate	41%[2]	84%	88%	75%	72%	96%
Net assets, end of period (x 1,000)	$313,638	$286,392	$299,811	$362,805	$281,229	$304,251

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective June 27, 2022, the net operating expense limitation was lowered from 1.05% to 0.75%. The ratio presented for the period ended February 28, 2023, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Portfolio Holdings  as of August 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 6.1%
Goodman Group	173,840	3,921,802
GPT Group	204,301	676,142
National Storage REIT	97,548	158,891
Scentre Group	3,171,603	7,348,920
Vicinity Ltd.	4,637,064	6,938,560
		19,044,315

Austria 0.2%
Immofinanz AG *	21,272	741,951

Belgium 1.4%
Montea NV	8,269	721,280
Warehouses De Pauw CVA	138,882	3,717,098
		4,438,378

Canada 2.2%
Boardwalk Real Estate Investment Trust	16,800	1,075,828
Choice Properties Real Estate Investment Trust	88,868	971,999
H&R Real Estate Investment Trust	622,973	4,867,663
		6,915,490

Chile 0.1%
Plaza SA	201,103	332,362

China 1.7%
China Overseas Property Holdings Ltd.	3,350,000	2,031,468
China Resources Land Ltd.	1,164,000	3,261,969
		5,293,437

France 3.3%
Covivio SA	97,522	5,428,374
Gecina SA	10,108	1,110,761
Klepierre SA	20,799	620,878
Unibail-Rodamco-Westfield *	39,748	3,178,412
		10,338,425

Germany 1.8%
TAG Immobilien AG *	353,693	5,812,404

Guernsey 1.1%
Sirius Real Estate Ltd.	2,602,241	3,351,126

Hong Kong 1.6%
China Overseas Land & Investment Ltd.	198,000	311,270
Kerry Properties Ltd.	456,500	853,793
Link REIT	87,500	411,208
Sun Hung Kai Properties Ltd.	245,500	2,385,138
Wharf Real Estate Investment Co. Ltd.	376,000	1,091,840
		5,053,249

SECURITY	NUMBER OF SHARES	VALUE ($)
Indonesia 0.7%
Ciputra Development Tbk. PT	20,477,260	1,722,448
Pakuwon Jati Tbk. PT	16,346,100	503,445
		2,225,893

Japan 8.9%
Activia Properties, Inc.	1,040	2,451,935
Hulic Co. Ltd.	366,300	3,795,105
Hulic Reit, Inc.	1,173	1,134,296
Invincible Investment Corp.	4,746	2,102,389
Japan Excellent, Inc.	3,459	2,999,217
Mitsubishi Estate Co. Ltd.	37,800	650,346
Mitsui Fudosan Co. Ltd.	262,200	2,840,149
Mori Trust Reit, Inc.	3,377	1,532,558
Sekisui House Reit, Inc.	6,320	3,638,524
Sumitomo Realty & Development Co. Ltd.	114,300	3,915,246
Tokyu Fudosan Holdings Corp.	152,300	1,100,721
Tokyu REIT, Inc.	1,734	1,804,304
		27,964,790

Luxembourg 0.2%
Grand City Properties SA *	53,743	738,435

Malaysia 1.7%
Eco World Development Group Bhd.	6,766,500	2,432,909
Mah Sing Group Bhd.	5,779,800	2,180,820
SP Setia Bhd. Group	2,886,500	736,805
		5,350,534

Mexico 0.4%
FIBRA Macquarie Mexico	42,683	67,316
Fibra Uno Administracion SA de CV	948,659	1,117,047
		1,184,363

Philippines 0.8%
Ayala Land, Inc.	2,937,400	1,845,891
Robinsons Land Corp.	1,245,500	331,572
SM Prime Holdings, Inc.	600,000	330,864
		2,508,327

Singapore 1.5%
AIMS APAC REIT	473,300	471,416
Capitaland India Trust	944,700	818,047
Mapletree Pan Asia Commercial Trust	2,729,100	2,864,849
Parkway Life Real Estate Investment Trust	156,000	448,422
		4,602,734

Sweden 0.6%
Atrium Ljungberg AB, B Shares	1,849	42,302
Catena AB	12,200	675,975
Nyfosa AB *	18,674	206,707
Pandox AB	51,779	993,403
		1,918,387

United Arab Emirates 2.2%
Emaar Development PJSC	1,136,424	2,604,299
Emaar Properties PJSC	1,814,987	4,172,100
		6,776,399

See financial notes
Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 3.0%
British Land Co. PLC	1,196,154	6,478,753
Grainger PLC	311,685	980,359
Land Securities Group PLC	221,940	1,842,551
		9,301,663

United States 59.6%
Alexander & Baldwin, Inc.	32,500	643,175
Alexander's, Inc.	5,376	1,231,964
American Assets Trust, Inc.	189,788	5,171,723
American Homes 4 Rent, Class A	97,217	3,866,320
Americold Realty Trust, Inc.	62,179	1,803,191
AvalonBay Communities, Inc.	23,478	5,299,689
Brixmor Property Group, Inc.	278,047	7,615,707
Centerspace	20,289	1,517,617
COPT Defense Properties	186,978	5,570,075
CTO Realty Growth, Inc.	29,943	569,516
CubeSmart	33,852	1,754,549
Digital Realty Trust, Inc.	17,126	2,596,473
EastGroup Properties, Inc.	24,793	4,621,415
Empire State Realty Trust, Inc., Class A	538,478	5,810,178
EPR Properties	126,450	6,002,582
Equinix, Inc.	22,109	18,446,865
Equity Residential	85,903	6,432,417
Essential Properties Realty Trust, Inc.	70,043	2,235,072
Essex Property Trust, Inc.	17,406	5,252,957
Gaming & Leisure Properties, Inc.	127,700	6,642,954
Gladstone Commercial Corp.	99,960	1,528,388
Host Hotels & Resorts, Inc.	342,425	6,060,923
Innovative Industrial Properties, Inc.	22,658	2,815,936
Invitation Homes, Inc.	109,993	4,052,142
Kite Realty Group Trust	47,289	1,233,297
Mid-America Apartment Communities, Inc.	18,020	2,925,907
National Health Investors, Inc.	73,938	6,020,771
Omega Healthcare Investors, Inc.	155,941	6,165,907
Plymouth Industrial REIT, Inc.	110,875	2,654,348
Prologis, Inc.	109,659	14,016,613
Public Storage	29,178	10,029,062
Realty Income Corp.	36,879	2,290,555
Sabra Health Care REIT, Inc.	261,422	4,454,631
SECURITY	NUMBER OF SHARES	VALUE ($)
Simon Property Group, Inc.	40,757	6,820,684
STAG Industrial, Inc.	142,643	5,788,453
Tanger, Inc.	23,450	713,818
UDR, Inc.	32,826	1,461,085
Ventas, Inc.	41,007	2,546,945
VICI Properties, Inc.	213,504	7,148,114
Welltower, Inc.	41,969	5,064,819
		186,876,837
Total Common Stocks (Cost $262,905,845)		310,769,499
Total Investments in Securities (Cost $262,905,845)		310,769,499

*	Non-income producing security.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust

% OF NET ASSETS
INDUSTRY WEIGHTINGS
Diversified REITs	15.0%
Retail REITs	13.5%
Industrial REITs	12.9%
Health Care REITs	7.9%
Multi-Family Residential REITs	7.6%
Data Center REITs	6.7%
Real Estate Operating Companies	6.4%
Other Specialized REITs	6.3%
Real Estate Development	5.6%
Diversified Real Estate Activities	4.6%
Self Storage REITs	3.8%
Office REITs	3.1%
Hotel & Resort REITs	2.6%
Single-Family Residential REITs	2.5%
Other(a)	0.6%
Total	99.1%

(a)	Includes holdings within industries that are less than 1.0% of net assets.
See financial notes

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Portfolio Holdings  as of August 31, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$197,534,945	$—	$—	$197,534,945
Australia	—	19,044,315	—	19,044,315
Austria	—	741,951	—	741,951
Belgium	—	4,438,378	—	4,438,378
China	—	5,293,437	—	5,293,437
France	—	10,338,425	—	10,338,425
Germany	—	5,812,404	—	5,812,404
Guernsey	—	3,351,126	—	3,351,126
Hong Kong	—	5,053,249	—	5,053,249
Japan	—	27,964,790	—	27,964,790
Luxembourg	—	738,435	—	738,435
Malaysia	—	5,350,534	—	5,350,534
Philippines	—	2,508,327	—	2,508,327
Singapore	818,047	3,784,687	—	4,602,734
Sweden	993,403	924,984	—	1,918,387
United Arab Emirates	—	6,776,399	—	6,776,399
United Kingdom	980,359	8,321,304	—	9,301,663
Total	$200,326,754	$110,442,745	$—	$310,769,499

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Statement of Assets and Liabilities

As of August 31, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $262,905,845)		$310,769,499
Cash		2,438,454
Foreign currency, at value (cost $2,446,206)		2,447,650
Receivables:
Investments sold		2,494,995
Dividends		745,320
Foreign tax reclaims		247,813
Fund shares sold		32,540
Prepaid expenses	+	14,157
Total assets		319,190,428

Liabilities
Payables:
Investments bought		4,293,288
Fund shares redeemed		986,260
Investment adviser and administrator fees		136,555
Shareholder service fees		39,908
Independent trustees’ fees		104
Accrued expenses	+	96,588
Total liabilities		5,552,703
Net assets		$313,637,725

Net Assets by Source
Capital received from investors		$343,100,885
Total distributable loss	+	(29,463,160)
Net assets		$313,637,725

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$313,637,725		46,509,628		$6.74

See financial notes

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Statement of Operations

For the period March 1, 2024 through August 31, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $334,756)		$6,159,125
Securities on loan, net	+	6,544
Total investment income		6,165,669

Expenses
Investment adviser and administrator fees		735,008
Shareholder service fees		218,606
Portfolio accounting fees		33,212
Professional fees		25,137
Registration fees		12,833
Shareholder reports		10,925
Custodian fees		7,257
Independent trustees’ fees		5,236
Transfer agent fees		1,271
Other expenses	+	4,590
Total expenses	–	1,054,075
Net investment income		5,111,594

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		1,374,874
Net realized losses on foreign currency transactions	+	(1,022)
Net realized gains		1,373,852
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		28,280,340
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	44,671
Net change in unrealized appreciation (depreciation)	+	28,325,011
Net realized and unrealized gains		29,698,863
Increase in net assets resulting from operations		$34,810,457
See financial notes
Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/24-8/31/24		3/1/23-2/29/24
Net investment income		$5,111,594	$9,436,913
Net realized gains (losses)		1,373,852	(27,578,583)
Net change in unrealized appreciation (depreciation)	+	28,325,011	16,739,256
Increase (decrease) in net assets resulting from operations		$34,810,457	($1,402,414 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($5,837,963 )	($9,934,041 )

TRANSACTIONS IN FUND SHARES
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,080,097	$12,871,605	2,767,403	$16,661,759
Shares reinvested		880,323	5,408,065	1,516,731	9,174,760
Shares redeemed	+	(3,235,044)	(20,006,877)	(4,613,463)	(27,918,816)
Net transactions in fund shares		(274,624)	($1,727,207 )	(329,329)	($2,082,297 )

SHARES OUTSTANDING AND NET ASSETS
	3/1/24-8/31/24			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		46,784,252	$286,392,438	47,113,581	$299,811,190
Total increase (decrease)	+	(274,624)	27,245,287	(329,329)	(13,418,752)
End of period		46,509,628	$313,637,725	46,784,252	$286,392,438
See financial notes

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Global Real Estate Fund is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB INVESTMENTS
Schwab Global Real Estate Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab 1000 Index® Fund
Schwab Global Real Estate Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Global Real Estate Fund seeks capital growth and income consistent with prudent investment management. Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities of real estate companies and companies related to the real estate industry.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments  - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valutation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Schwab Global Real Estate Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the fund’s investments as of August 31, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2024, the fund had no securities on loan.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are
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Schwab Global Real Estate Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
reported in foreign currency transactions or translations in the fund’s Statement of Operations, if any. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations, if any. Foreign taxes accrued as of August 31, 2024, if any, are reflected in the fund’s Statement of Assets and Liabilities.

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Schwab Global Real Estate Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Management Risk. As an actively managed mutual fund, the fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Real Estate Investment Risk. The fund has a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and cash flows and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses. The value of a REIT may be affected by changes in interest rates.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated
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Schwab Global Real Estate Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. To the extent the fund’s investments in a single country or a limited number of countries represent  a large percentage of the fund’s assets, the fund’s performance maybe adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries.  As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.
Derivatives Risk. The fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments. The fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk, market risk, management risk and operational risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility and could cause the fund to lose more than the initial amount invested. The fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Leverage Risk. Certain fund transactions, such as derivatives transactions, short sales and reverse repurchase agreements, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Short Sales Risk. The fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio securities.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.

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Schwab Global Real Estate Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Portfolio Turnover Risk. The fund buys and sells portfolio securities actively. This may cause the fund’s portfolio turnover rate and transaction costs to rise, which may lower the fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.50% of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.75%. The above expense limitation also excludes paying acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
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Schwab Global Real Estate Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of August 31, 2024, as applicable:
Schwab Monthly Income Fund - Flexible Payout	2.1%
Schwab Monthly Income Fund - Income Payout	1.1%
Schwab Monthly Income Fund - Target Payout	1.1%
Schwab Target 2010 Fund	0.3%
Schwab Target 2015 Fund	0.4%
Schwab Target 2020 Fund	2.9%
Schwab Target 2025 Fund	4.5%
Schwab Target 2030 Fund	12.9%
Schwab Target 2035 Fund	9.4%
Schwab Target 2040 Fund	20.6%
Schwab Target 2045 Fund	5.8%
Schwab Target 2050 Fund	6.1%
Schwab Target 2055 Fund	4.5%
Schwab Target 2060 Fund	1.7%
Schwab Target 2065 Fund	0.5%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2024, the fund had no interfund transactions.

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.

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Schwab Global Real Estate Fund
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended August 31, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$118,546,299	$121,239,822

8. Federal Income Taxes:
As of August 31, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$263,928,305	$52,745,284	($5,904,090 )	$46,841,194

The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 29, 2024, the fund had capital loss carryforwards of $78,361,835.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2024. The tax basis components of distributions paid during the fiscal year ended February 29, 2024, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$9,934,041
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of February 29, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended February 29, 2024, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Investments (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Global Real Estate Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Fund had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to the Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with the Fund’s investment objective and policies. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with
Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
such features. The Trustees acknowledged that the investment invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
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In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

MFR38869-17
00303683

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable

Item 19: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab Global Real Estate Fund

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 17, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	October 17, 2024